Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Utilizing Estimated Useful Lives	The Company computes depreciation utilizing estimated useful lives, as stated below:
Property and Equipment, net Categories	Estimated Useful Life
Furniture and equipment	10 Years
The Company computes depreciation utilizing estimated useful lives, as stated below:
Property and Equipment, net Categories	Estimated Useful Life
Furniture and equipment	10 Years

Schedule of Revenue on Fixed Price Contracts
	October 31,
	2024	2023	2022
Design services	$2,043,741	$2,547,249	$3,653,068
System engineering services	4,847,482	6,662,080	4,710,532
Total Revenue	$6,891,223	$9,209,329	$8,363,600

Schedule of Anti-Dilutive Excluded Earnings Per Share	As of January 31, 2025 and 2024, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.
	January 31,
	2025	2024
Stock options	1,422,307	1,466,884
Total common stock equivalents	1,422,307	1,466,884
As of October 31, 2024, 2023 and 2022, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.
	October 31,
	2024	2023	2022
Stock options	1,422,307	2,004,135	1,523,119
Total common stock equivalents	1,422,307	2,004,135	1,523,119